TAX STATUS OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Tax Status [Line Items]
TAX STATUS OF PLAN
NOTE 4 - TAX STATUS OF PLAN

The IRS has determined and informed the Company by a letter dated August 29, 2017 that the Plan is qualified, and the trust established for the Plan is exempt from Federal income tax under the appropriate Sections of the IRC. The Company and Plan’s tax counsel believe the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income taxes has been included in the Plan’s financial statements.